Schedule IV-Mortgage Loans on Real Estate Schedule IV- Mortgage Loans on Real Estate-2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Movement in Mortgage Loans on Real Estate [Roll Forward]
Beginning balance	$ 1,832,231	$ 1,710,582	$ 1,840,425	$ 1,158,058
Additions:
Principal amount of new loans and additional funding on existing loans	806,138	397,058	299,405
Consolidation of CDOs	0	0	138,168
Interest accretion	1,284	1,636	7,682
Acquisition cost (fees) on new loans	(4,032)	(2,949)	(5,068)
Premium (discount) on new loans	16,116	(26,014)	(50,857)
Amortization of acquisition costs, fees, premiums and discounts	28,480	95,233	88,545
Deductions:
Collection of principal	272,054	258,042	428,055
Deconsolidation of CDOs	1,134,713	0	0
Provision for (reversal of) loan losses, net	(8,786)	23,037	52,980
Transfers to affiliates	115,797	0	0
Taking title to collateral	135,361	62,236	126,683
Ending balance	$ 1,031,078	$ 1,832,231	$ 1,710,582	$ 1,158,058